LOANS AND PAYMENT PLAN RECEIVABLES (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
		Aug. 31, 2016	Dec. 31, 2015	Dec. 31, 2016
Loans [Abstract]
Total Loans			$ 1,515,050	$ 1,608,248
Net of deferred loan fees			2,200	4,100
Payment plan receivables			36,900
Unamortized discount			$ 2,300
Effective yields of payment plan receivables			13.00%
Single-family Residential Loans [Member]
Loans [Abstract]
Mortgage loans purchased		$ 15,000	$ 32,600
Mortgage loans, servicing fee percentage		0.25%	0.25%
Weighted average interest rate		3.65%	3.94%
Weighted average remaining contractual maturity		332 months	344 months
Real Estate [Member] | Residential First Mortgages [Member]
Loans [Abstract]
Total Loans	[1]		$ 432,215	453,348
Real Estate [Member] | Residential Home Equity and Other Junior Mortgages [Member]
Loans [Abstract]
Total Loans	[1]		106,297	105,550
Real Estate [Member] | Construction and Land Development [Member]
Loans [Abstract]
Total Loans	[1]		62,629	77,287
Real Estate [Member] | Other [Member]
Loans [Abstract]
Total Loans	[1],[2]		498,706	525,748
Commercial [Member]
Loans [Abstract]
Total Loans			180,424	206,607
Consumer [Member]
Loans [Abstract]
Total Loans			193,350	234,632
Payment Plan Receivables [Member]
Loans [Abstract]
Total Loans	[3]		34,599	0
Agricultural [Member]
Loans [Abstract]
Total Loans			$ 6,830	$ 5,076

[1]	Includes both residential and non-residential commercial loans secured by real estate.
[2]	Includes loans secured by multi-family residential and non-farm, non-residential property.
[3]	Payment plan receivables were reclassified to held for sale at December 31, 2016. See note #1.